Aftershock Strategies Fund

a series of Northern Lights Fund Trust II

Class I Shares (Symbol: SHKIX)

Class N Shares (Symbol: SHKNX)

Supplement dated January 21, 2014

to the Prospectus and Statement of Additional Information (“SAI”) dated March 22, 2013

The following supersedes any contrary information contained in the Fund’s current Prospectus and SAI.

Reference is made to the Aftershock Strategies Fund (the “Fund”).  Effective immediately, Michael S. Calkin no longer serves as Co-Portfolio Manager for the Fund and all references to Michael S. Calkin on pages 6 and 15 of the prospectus and pages B-21, B-22 and B-23 of the SAI are hereby removed.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information for Class I and Class N shares dated March 22, 2013, each as amended, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at 1-855-SHK-FUND (1-855-745-3863).